Fair Value Measurement (Tables)	12 Months Ended
Aug. 31, 2020
Fair Value Measurement
Schedule of assets and liabilities measured or disclosed at fair value

		Fair value measurement or disclosure
		at August 31, 2019 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2019	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	392,156	—	—	392,156
Long-term investments:
Available-for-sale	880,022	—	—	880,022
Total assets measured at fair value	1,272,178	—	—	1,272,178

Fair value measurement
Contingent consideration	91,440	—	—	91,440
Total liability measured at fair value	91,440	—	—	91,440

26.   Fair Value Measurement (continued)

Assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below (continued):

		Fair value measurement or disclosure
		at August 31, 2020 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2020	assets (Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments:
Available-for-sale	243,743	—	—	243,743
Long-term investments:
Available-for-sale	614,141	—	—	614,141
Total assets measured at fair value	857,884	—	—	857,884
Total assets measured at fair value in US$	125,286	—	—	125,286

Fair value measurement
Contingent consideration	47,084	—	—	47,084
Total liability measured at fair value	47,084	—	—	47,084

Total liability measured at fair value in US$	6,876	—	—	6,876

Schedule of reconciliations of assets fair value hierarchy for available-for-sale investments

Reconciliations of assets categorized within Level 3 under the fair value hierarchy are as follow:

Available-for-sale investments:

RMB
Balance as of August 31, 2018	485,307
Additions	1,040,581
Disposals	(262,651)
Changes in fair value	(43,454)
Accrued interest	52,395
Balance as of August 31, 2019	1,272,178
Additions	358,256
Disposals	(547,131)
Changes in fair value	(12,422)
Accrued interest	23,628
Impairment loss	(236,625)
Balance as of August 31, 2020	857,884

Balance as of August 31, 2020, in US$	125,286